Judgments and estimation uncertainty	9 Months Ended
Sep. 30, 2026
Judgments And Estimation Uncertainty
Judgments and estimation uncertainty
4.	Judgments and estimation uncertainty

The preparation of unaudited interim condensed consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and form assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. These estimates and assumptions are disclosed in Note 4 of the Company’s audited annual consolidated financial statements for the year ended December 31, 2025.

There have been no significant changes to the areas of estimation and judgment during the three and nine months ended September 30, 2026, other than the valuation of derivative assets related to Capped Calls issued in connection with the June 2026 Convertible Senior Notes described in Note 10. The fair value of these instruments is determined using valuation techniques that incorporate significant unobservable inputs and is therefore classified within Level 3 of the fair value hierarchy.